Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	[1]
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain measures of the financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis beginning on page 44.

	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) (7)	Operating Earnings Per Share (8)
Year					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$36,608,524	$44,766,056	$6,111,886	$7,240,764	$166.24	$166.34	$3,696.00	$5.97
2024 Fehrman	$13,257,022	$11,673,362	$3,481,271	$3,891,405	$128.52	$140.83	$2,975.80	$5.62
2024 Fowke	$11,330,019	$12,771,417
2024 Sloat	$2,921,283	$(1,503,017)
2023	$10,633,745	$7,505,424	$3,234,865	$54,738	$108.77	$114.09	$2,212.60	$5.25
2022	$16,375,508	$21,518,114	$3,069,010	$3,245,587	$122.17	$122.79	$2,305.60	$5.09
2021	$15,051,215	$18,719,493	$3,372,510	$2,978,593	$110.69	$120.02	$2,488.10	$4.74

(1)“PEO” means Principal Executive Officer, who for all 2025 was William J. Fehrman; 2024 was William J. Fehrman from August 1, 2024, through December 31, 2024; Ben Fowke from February 26, 2024, through July 31, 2024; and Julia A. Sloat from January 1, 2024, through February 25, 2024. Julia A. Sloat was AEP’s PEO for all of 2023, and Nicholas K. Akins was AEP’s PEO for all of 2022, 2021 and 2020. The dollar amounts reported in column (b) are the amounts of total compensation reported for the applicable PEO for the corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to the SCT in the proxy statement for each year for further information.
(2)The dollar amounts reported in column (c) represent the amount of “compensation actually paid” or “CAP” for Mr. Fehrman, Mr. Fowke, Ms. Sloat, or Mr. Akins, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fehrman, Mr. Fowke, Ms. Sloat, or Mr. Akins during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Fehrman’s, Mr. Fowke’s, Ms. Sloat’s, and Mr. Akins’ Total Compensation shown in the SCT for the applicable year to calculate “CAP”:

	Reported Summary Compensation Table Total	Reported Stock Awards (A)	Equity Award Adjustments (B)	Reported Change in Pension Value (C)	Pension Benefit Adjustments (D)	Compensation Actually Paid to PEO
Year
2025	$36,608,524	$(29,339,782)	$37,461,629	$35,685	$—	$44,766,056
2024 Fehrman	$13,257,022	$(9,469,144)	$7,885,484	$—	$—	$11,673,362
2024 Fowke	$11,330,019	$(8,060,780)	$9,502,178	$—	$—	$12,771,417
2024 Sloat	$2,921,283	$—	$(4,365,060)	$(140,257)	$81,017	$(1,503,017)
2023	$10,633,745	$(8,321,524)	$5,324,782	$(210,263)	$78,683	$7,505,424
2022	$16,375,508	$(10,824,690)	$15,998,849	$(204,063)	$172,510	$21,518,114
2021	$15,051,215	$(9,976,149)	$13,937,070	$(461,732)	$169,089	$18,719,493

(A) This column reflects the total grant date fair value of equity awards reported in the “Stock Awards” column in the SCT for the applicable year for Mr. Fehrman for 2025, Mr. Fehrman, Mr. Fowke, and Ms. Sloat for 2024, Ms. Sloat for 2023 and Mr. Akins for 2022, 2021, and 2020. Neither Mr. Fehrman, Mr. Fowke, Ms. Sloat, nor Mr. Akins received any stock option awards in the years shown.
(B) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
i.The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
ii.The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
iii.For awards that are granted and vest in the same applicable year, which was the case for 2024 awards for Mr. Fowke but not for any of the AEP’s other PEOs for any year, the fair value as of the vesting date;
iv.For awards granted in prior years that had all applicable vesting conditions satisfied in the applicable year, the change in fair value as of the vesting date (from the end of the prior fiscal year);
v.For awards granted in prior years that are determined to permanently not meet the applicable vesting conditions during the applicable year, which was the case for 2024 awards for Ms. Sloat and for Mr. Akins for 2023, a deduction equal to the fair value at the end of the prior fiscal year; and
vi.The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year, of which there were none for any of AEP’s PEOs for any year.

The valuation methodology used to determine valuation assumptions and calculate fair values for the TSR portion of the Company’s performance units is consistent with those previously disclosed for the calculation of grant date values and was calculated in accordance with FASB ASC Topic 718 by an independent third party. See Note 15 to the Consolidated Financial Statements included in our Form 10-K for the applicable year for a discussion of the relevant assumptions used in calculating the grant date fair values of equity awards. Performance measures, other than TSR, in the Company’s performance shares were valued using target scores as of the grant date, the Company’s projected score for each measure for valuation dates within the performance period, and the actual score for vested awards. These scores were multiplied by the closing share price of AEP common stock on the vesting date or at year-end, as applicable, and by the number of shares or units then outstanding associated with the weight assigned to each performance measure, including shares or units due to dividend credits.

The prorated portion of performance shares that vest due to the elimination of an executive’s position and separation from AEP service as the result of a consolidation, reorganization, restructuring, or downsizing, or under circumstances that give rise to Executive Severance Plan Benefits are treated as unvested until the end of the performance period for the purpose of calculating “CAP”. The unrestricted but not yet payable shares granted to Mr. Akins in 2023 were also treated as unvested shares for that year. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards Granted in Year Shown	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Year
2025	$34,152,225	$2,965,147	$—	$344,257	$—	$—	$37,461,629
2024 Fehrman	$7,885,484	$—	$—	$—	$—	$—	$7,885,484
2024 Fowke	$—	$—	$9,502,178	$—	$—	$—	$9,502,178
2024 Sloat	$—	$685	$—	$311,912	$(4,677,657)	$—	$(4,365,060)
2023	$6,788,470	$(872,237)	$—	$(591,451)	$—	$—	$5,324,782
2022	$14,002,330	$1,846,351	$—	$150,168	$—	$—	$15,998,849
2021	$12,066,172	$371,547	$—	$1,499,351	$—	$—	$13,937,070

(C)    The amounts included in this column are the Change in Pension Value amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the applicable year. Neither Mr. Fehrman nor Mr. Fowke was eligible to participate in AEP’s pension plan during 2024. None of AEP’s PEOs received preferential or above-market earnings on deferred compensation for any of the years shown.
(D)    The total pension benefit adjustment for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by AEP’s PEOs during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), of which there were none. In each case, the adjustments are calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year / Plan	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025
AEP Retirement Plan	$—	$—	$—
AEP Supplemental Benefit Plan	$—	$—	$—
2025 Total	$—	$—	$—
2024
2024 - Fehrman	$—	$—	$—
2024 - Fowke	$—	$—	$—
2024 - Sloat	$—	$—	$—
AEP Retirement Plan	$46,247	$—	$46,247
AEP Supplemental Benefit Plan	$94,010	$—	$94,010
2024 Total	$140,257	$—	$140,257
2023
AEP Retirement Plan	$14,385	$—	$14,385
AEP Supplemental Benefit Plan	$64,298	$—	$64,298
2023 Total	$78,683	$—	$78,683
2022
AEP Retirement Plan	$23,676	$—	$23,676
CSW Executive Retirement Plan	$148,834	$—	$148,834
2022 Total	$172,510	$—	$172,510
2021
AEP Retirement Plan	$23,999	$—	$23,999
CSW Executive Retirement Plan	$145,090	$—	$145,090
2021 Total	$169,089	$—	$169,089

(3)The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group, excluding AEP’s PEOs, for the applicable year, in the “Total” column of the SCT in the applicable year. Refer to the SCT in the proxy statement for each year for further information. The names of each of AEP’s Non-PEO NEOs (i.e., excluding Mr. Fehrman for 2025, Mr. Fehrman, Mr. Fowke, and Ms. Sloat for 2024, Ms. Sloat for 2023, and Mr. Akins for 2020-2022) included for purposes of calculating the average amounts in each applicable year are as follows:
2025: Trevor I. Mihalik, Douglas A. Cannon, Robert B. Berntsen, Alicia R. Knapp, and Charles E. Zebula
2024: Charles E. Zebula, Greg B. Hall, David M. Feinberg, Therace M. Risch
2023: Charles E. Zebula, David M. Feinberg, Christian T. Beam, Peggy I. Simmons, Nicholas K. Akins, and Ann P. Kelly
2022: Julia A. Sloat, Ann P. Kelly, David M. Feinberg, Charles E. Zebula, Paul Chodak III, and Lisa M. Barton
2021: Julia A. Sloat, Lisa M. Barton, David M. Feinberg, Charles E. Zebula, Brian X. Tierney, and Mark C. McCullough
(4)The dollar amounts reported in column (e) represent the average amount of “CAP” for the NEOs as a group, excluding AEP’s PEOs for the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group, excluding AEP’s PEOs for the applicable year, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group, excluding AEP’s PEOs for the applicable year, for each year to determine the “CAP”, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Stock Awards	Average Equity Award Adjustments (A)	Average Reported Change in Pension Value	Average Pension Benefit Adjustments (B)	Average Compensation Actually Paid “CAP” to Non-PEO NEOs
Year
2025	$6,111,886	$(4,229,588)	$5,373,947	$(30,397)	$14,915	$7,240,764
2024	$3,481,271	$2,071,328	$2,546,522	$134,680	$69,620	$3,891,405
2023	$3,234,865	$(1,825,263)	$(1,218,452)	$(211,962)	$75,549	$54,738
2022	$3,069,010	$(1,896,237)	$2,019,809	$(2,514)	$55,520	$3,245,587
2021	$3,372,510	$(1,903,587)	$1,517,671	$(63,057)	$55,056	$2,978,593

(A) The amounts deducted or added in calculating the total average equity award adjustments for non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Award	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$5,263,807	$—	$—	$154,416	$(44,276)	$—	$5,373,947
2024	$2,164,155	$40,313	$—	$342,054	$—	$—	$2,546,522
2023	$1,354,725	$(554,215)	$14,510	$(750,710)	$(1,282,762)	$—	$(1,218,452)
2022	$1,916,756	$222,215	$28,346	$36,593	$(184,101)	$—	$2,019,809
2021	$1,487,311	$48,144	$215,087	$222,189	$(455,060)	$—	$1,517,671

(B) The amounts deducted or added in calculating the total pension benefit adjustments for non-PEO NEOs are as follows:

Year / Plan	Average Service Cost	Average Prior Service Cost	Average Total Pension Benefit Adjustments
2025
AEP Retirement Plan	$4,497	$—	$4,497
AEP Supplement Benefit Plan	$10,418	$—	$10,418
2025 Total	$14,915	$—	$14,915
2024
AEP Retirement Plan	$20,343	$—	$20,343
AEP Supplement Benefit Plan	$49,277	$—	$49,277
2024 Total	$69,620	$—	$69,620
2023
AEP Retirement Plan	$18,505	$—	$18,505
AEP Supplement Benefit Plan	$57,044	$—	$57,044
2023 Total	$75,549	$—	$75,549
2022
AEP Retirement Plan	$15,227	$—	$15,227
AEP Supplement Benefit Plan	$40,293	$—	$40,293
2022 Total	$55,520	$—	$55,520
2021
AEP Retirement Plan	$12,220	$—	$12,220
AEP Supplement Benefit Plan	$42,836	$—	$42,836
2021 Total	$55,056	$—	$55,056

(5)Total shareholder return (TSR) reflects the value at the end of the year shown of $100 invested in the Company’s common stock at the closing market price on the last trading day immediately prior to the first year shown. This provides a cumulative TSR value that incorporates both the appreciation or depreciation of the Company’s stock price and the value of dividends, which are assumed to have been reinvested in additional AEP shares. TSR for this purpose was calculated and provided by Bloomberg L.P. as of December 31, 2025. Past performance is not a guarantee of future results.
(6)Represents the market-capitalization weighted average TSR of the S&P Electric Utilities (SP833) that was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2025. This is an index of peer companies provided by S&P Dow Jones Indices LLC for which the TSR was calculated and provided by Bloomberg L.P. as of December 31, 2025.
(7)The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)Operating earnings per share is a non-GAAP financial measure. Exhibit A to the proxy statement for the corresponding year contains a full reconciliation of GAAP earnings per share to non-GAAP operating earnings per share for that year. For purposes of Item 402(v) of Regulation S-K, the Company has determined that operating earnings per share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link “CAP” of the Company’s NEOs to Company performance for the most recent four fiscal years.

PEO Total Compensation Amount	[2]	$ 36,608,524		$ 10,633,745	$ 16,375,508	$ 15,051,215
PEO Actually Paid Compensation Amount	[3]	$ 44,766,056		7,505,424	21,518,114	18,719,493
Adjustment To PEO Compensation, Footnote

	Reported Summary Compensation Table Total	Reported Stock Awards (A)	Equity Award Adjustments (B)	Reported Change in Pension Value (C)	Pension Benefit Adjustments (D)	Compensation Actually Paid to PEO
Year
2025	$36,608,524	$(29,339,782)	$37,461,629	$35,685	$—	$44,766,056
2024 Fehrman	$13,257,022	$(9,469,144)	$7,885,484	$—	$—	$11,673,362
2024 Fowke	$11,330,019	$(8,060,780)	$9,502,178	$—	$—	$12,771,417
2024 Sloat	$2,921,283	$—	$(4,365,060)	$(140,257)	$81,017	$(1,503,017)
2023	$10,633,745	$(8,321,524)	$5,324,782	$(210,263)	$78,683	$7,505,424
2022	$16,375,508	$(10,824,690)	$15,998,849	$(204,063)	$172,510	$21,518,114
2021	$15,051,215	$(9,976,149)	$13,937,070	$(461,732)	$169,089	$18,719,493

(A) This column reflects the total grant date fair value of equity awards reported in the “Stock Awards” column in the SCT for the applicable year for Mr. Fehrman for 2025, Mr. Fehrman, Mr. Fowke, and Ms. Sloat for 2024, Ms. Sloat for 2023 and Mr. Akins for 2022, 2021, and 2020. Neither Mr. Fehrman, Mr. Fowke, Ms. Sloat, nor Mr. Akins received any stock option awards in the years shown.
(B) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
i.The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
ii.The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
iii.For awards that are granted and vest in the same applicable year, which was the case for 2024 awards for Mr. Fowke but not for any of the AEP’s other PEOs for any year, the fair value as of the vesting date;
iv.For awards granted in prior years that had all applicable vesting conditions satisfied in the applicable year, the change in fair value as of the vesting date (from the end of the prior fiscal year);
v.For awards granted in prior years that are determined to permanently not meet the applicable vesting conditions during the applicable year, which was the case for 2024 awards for Ms. Sloat and for Mr. Akins for 2023, a deduction equal to the fair value at the end of the prior fiscal year; and
vi.The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year, of which there were none for any of AEP’s PEOs for any year.

The valuation methodology used to determine valuation assumptions and calculate fair values for the TSR portion of the Company’s performance units is consistent with those previously disclosed for the calculation of grant date values and was calculated in accordance with FASB ASC Topic 718 by an independent third party. See Note 15 to the Consolidated Financial Statements included in our Form 10-K for the applicable year for a discussion of the relevant assumptions used in calculating the grant date fair values of equity awards. Performance measures, other than TSR, in the Company’s performance shares were valued using target scores as of the grant date, the Company’s projected score for each measure for valuation dates within the performance period, and the actual score for vested awards. These scores were multiplied by the closing share price of AEP common stock on the vesting date or at year-end, as applicable, and by the number of shares or units then outstanding associated with the weight assigned to each performance measure, including shares or units due to dividend credits.

The prorated portion of performance shares that vest due to the elimination of an executive’s position and separation from AEP service as the result of a consolidation, reorganization, restructuring, or downsizing, or under circumstances that give rise to Executive Severance Plan Benefits are treated as unvested until the end of the performance period for the purpose of calculating “CAP”. The unrestricted but not yet payable shares granted to Mr. Akins in 2023 were also treated as unvested shares for that year. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards Granted in Year Shown	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Year
2025	$34,152,225	$2,965,147	$—	$344,257	$—	$—	$37,461,629
2024 Fehrman	$7,885,484	$—	$—	$—	$—	$—	$7,885,484
2024 Fowke	$—	$—	$9,502,178	$—	$—	$—	$9,502,178
2024 Sloat	$—	$685	$—	$311,912	$(4,677,657)	$—	$(4,365,060)
2023	$6,788,470	$(872,237)	$—	$(591,451)	$—	$—	$5,324,782
2022	$14,002,330	$1,846,351	$—	$150,168	$—	$—	$15,998,849
2021	$12,066,172	$371,547	$—	$1,499,351	$—	$—	$13,937,070

(C)    The amounts included in this column are the Change in Pension Value amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the applicable year. Neither Mr. Fehrman nor Mr. Fowke was eligible to participate in AEP’s pension plan during 2024. None of AEP’s PEOs received preferential or above-market earnings on deferred compensation for any of the years shown.
(D)    The total pension benefit adjustment for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by AEP’s PEOs during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), of which there were none. In each case, the adjustments are calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year / Plan	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025
AEP Retirement Plan	$—	$—	$—
AEP Supplemental Benefit Plan	$—	$—	$—
2025 Total	$—	$—	$—
2024
2024 - Fehrman	$—	$—	$—
2024 - Fowke	$—	$—	$—
2024 - Sloat	$—	$—	$—
AEP Retirement Plan	$46,247	$—	$46,247
AEP Supplemental Benefit Plan	$94,010	$—	$94,010
2024 Total	$140,257	$—	$140,257
2023
AEP Retirement Plan	$14,385	$—	$14,385
AEP Supplemental Benefit Plan	$64,298	$—	$64,298
2023 Total	$78,683	$—	$78,683
2022
AEP Retirement Plan	$23,676	$—	$23,676
CSW Executive Retirement Plan	$148,834	$—	$148,834
2022 Total	$172,510	$—	$172,510
2021
AEP Retirement Plan	$23,999	$—	$23,999
CSW Executive Retirement Plan	$145,090	$—	$145,090
2021 Total	$169,089	$—	$169,089

Non-PEO NEO Average Total Compensation Amount	[4]	$ 6,111,886	$ 3,481,271	3,234,865	3,069,010	3,372,510
Non-PEO NEO Average Compensation Actually Paid Amount	[5]	$ 7,240,764	3,891,405	54,738	3,245,587	2,978,593
Adjustment to Non-PEO NEO Compensation Footnote

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Stock Awards	Average Equity Award Adjustments (A)	Average Reported Change in Pension Value	Average Pension Benefit Adjustments (B)	Average Compensation Actually Paid “CAP” to Non-PEO NEOs
Year
2025	$6,111,886	$(4,229,588)	$5,373,947	$(30,397)	$14,915	$7,240,764
2024	$3,481,271	$2,071,328	$2,546,522	$134,680	$69,620	$3,891,405
2023	$3,234,865	$(1,825,263)	$(1,218,452)	$(211,962)	$75,549	$54,738
2022	$3,069,010	$(1,896,237)	$2,019,809	$(2,514)	$55,520	$3,245,587
2021	$3,372,510	$(1,903,587)	$1,517,671	$(63,057)	$55,056	$2,978,593

(A) The amounts deducted or added in calculating the total average equity award adjustments for non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Award	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$5,263,807	$—	$—	$154,416	$(44,276)	$—	$5,373,947
2024	$2,164,155	$40,313	$—	$342,054	$—	$—	$2,546,522
2023	$1,354,725	$(554,215)	$14,510	$(750,710)	$(1,282,762)	$—	$(1,218,452)
2022	$1,916,756	$222,215	$28,346	$36,593	$(184,101)	$—	$2,019,809
2021	$1,487,311	$48,144	$215,087	$222,189	$(455,060)	$—	$1,517,671

(B) The amounts deducted or added in calculating the total pension benefit adjustments for non-PEO NEOs are as follows:

Year / Plan	Average Service Cost	Average Prior Service Cost	Average Total Pension Benefit Adjustments
2025
AEP Retirement Plan	$4,497	$—	$4,497
AEP Supplement Benefit Plan	$10,418	$—	$10,418
2025 Total	$14,915	$—	$14,915
2024
AEP Retirement Plan	$20,343	$—	$20,343
AEP Supplement Benefit Plan	$49,277	$—	$49,277
2024 Total	$69,620	$—	$69,620
2023
AEP Retirement Plan	$18,505	$—	$18,505
AEP Supplement Benefit Plan	$57,044	$—	$57,044
2023 Total	$75,549	$—	$75,549
2022
AEP Retirement Plan	$15,227	$—	$15,227
AEP Supplement Benefit Plan	$40,293	$—	$40,293
2022 Total	$55,520	$—	$55,520
2021
AEP Retirement Plan	$12,220	$—	$12,220
AEP Supplement Benefit Plan	$42,836	$—	$42,836
2021 Total	$55,056	$—	$55,056

Compensation Actually Paid vs. Total Shareholder Return
“CAP” vs. AEP TSR

As shown in the chart below, AEP’s TSR increased in 2021 and 2022 before declining in 2023 and increasing in 2024 and 2025. The 2024 “CAP” is shown in the chart below only for Mr. Fehrman, AEP’s ongoing PEO, because “CAP” for Mr. Fowke and Ms. Sloat should not be expected to be aligned with AEP’s full-year 2024 TSR. This is because Mr. Fowke was AEP’s PEO on an interim basis for only five months of 2024, and Ms. Sloat was AEP’s PEO for less than two months of 2024, and her 2024 CAP was substantially affected by her employment termination. “CAP” for AEP’s PEO increased substantially for 2021 and 2022 before declining substantially in 2023 and increasing again in 2024 and 2025. The decline in PEO “CAP” in 2023 was primarily due to an incumbent change. In addition, 2023 CAP for both the PEO and Non-PEO NEOs declined due to the Company not meeting its operating earnings per share goal. The increase in PEO “CAP” in 2024 was primarily also due to an incumbent change. In addition, 2024 CAP for both the PEO and Non-PEO NEOs increased from 2023 due to improved operating earnings per share performance, although 2024 operating earnings per share was slightly below the midpoint of our earnings guidance. 2025 CAP for both the PEO and Non-PEO NEOs increased from 2024 due to improved operating earnings per share performance with 2025 operating earnings per share above earnings guidance. Despite the impact on “CAP” of the PEO incumbent changes, the chart shows directional alignment of “CAP” with TSR for all years. This alignment is due primarily to the use of equity incentives, the value of which is denominated in AEP stock and thereby directly tied to AEP’s TSR. In addition, CAP is significantly driven by performance shares and the substantial portion of short-term incentive compensation that is tied to operating earnings per share and other performance measures that we believe are directionally aligned with the value that AEP provides to shareholders that further encourage TSR improvement through incentive compensation leverage. For example, performance that would drive an x% increase in stock price might drive a 2x% increase in “CAP” through such leverage. Such incentive leverage increases the incentive for executives to produce strong performance on metrics that drive TSR.

Compensation Actually Paid vs. Net Income
“CAP” vs. Net Income

The chart below shows that “CAP” for our PEO and the average “CAP” for our Non-PEO NEOs (i.e., excluding AEP’s PEOs for the applicable years) was directionally aligned with the Company’s net income for 2021, 2023, 2024, and 2025, but not for 2022. The lack of directional alignment of “CAP” to Net Income for 2022 is primarily because the Company uses operating earnings per share, not net income, as the primary measure of the Company’s earnings performance in its executive compensation program. Therefore, when operating earnings per share and net income are not directionally consistent, as was the case in 2022, “CAP” will be more aligned with operating earnings per share than net income. The Company does not use net income as a performance measure, in part, because the Company believes operating earnings per share is a measure upon which management’s actions have a more significant impact and, therefore, it is a better measure of the performance of management and the Company. Operating earnings per share also better reflects the Company’s future earnings capacity and is more closely aligned with the Company’s TSR. PEO “CAP” for 2023 and 2024 was also significantly affected by incumbent changes. In addition, 2023 CAP for both the PEO and Non-PEO NEOs declined due to the Company not meeting its operating earnings per share goal. The increase in PEO “CAP” in 2024 was primarily also due to an incumbent change. In addition, 2024 “CAP” for both the PEO and Non-PEO NEOs increased from 2023 due to improved operating earnings per share performance, although 2024 operating earnings per share was slightly below the midpoint of our earnings guidance. 2025 CAP for both the PEO and Non-PEO NEOs increased from 2024 due to improved operating earnings per share performance with 2025 operating earnings per share above earnings guidance.

Compensation Actually Paid vs. Company Selected Measure
“CAP” vs. AEP Operating Earnings Per Share

As shown in the chart below, AEP’s operating earnings per share was well aligned with “CAP” for 2021, 2022, 2024, and 2025, but not for 2023. This is primarily because the “CAP” for our PEO declined in 2023 due to an incumbent change. In addition, 2023 CAP for both the PEO and Non-PEO NEOs declined due to the Company not meeting its operating earnings per share goal. The increase in PEO “CAP” in 2024 was primarily also due to an incumbent change. In addition, 2024 CAP for both the PEO and Non-PEO NEOs increased from 2023 due to improved operating earnings per share performance, although 2024 operating earnings per share was slightly below the midpoint of our 2024 earnings guidance. 2025 CAP for both the PEO and Non-PEO NEOs increased from 2024 due to improved operating earnings per share performance with 2025 operating earnings per share above earnings guidance. The alignment of “CAP” with operating earnings per share for 2021, 2022, and 2024 is because 50% of long-term incentive compensation and 60% of short-term incentive compensation were tied to the achievement of operating earnings per share objectives over a three-year and one-year period, respectively. The HR Committee assigned these substantial incentive compensation weights to operating earnings per share, in part, because it is a measure upon which management’s actions have significant impact, and it reflects the achievement of the Company’s earnings growth targets, which are a primary driver of the Company’s stock price and TSR.

Total Shareholder Return Vs Peer Group
Total Shareholder Return (TSR): AEP vs. Industry Peer Index (S&P Utilities)

As shown in the chart below, AEP’s five-year cumulative TSR was positive but lagged our industry peers for the 2021 through 2025 period. AEP’s five-year cumulative TSR lagged our industry peers in 2021, regained ground in 2022, lagged in 2023 and 2024, and regained ground in 2025.

Tabular List, Table
The six performance measures below represent the most important measures we used to determine “CAP” for AEP’s NEOs and other employees in 2025. These measures are further described in the Compensation Discussion and Analysis in the sections titled Annual Incentive Compensation and Long-term Incentive Compensation.

Most Important 2025 Performance Measures Impacting "CAP"
Financial Measures (A)
Operating Earnings Per Share
Total Shareholder Return Rank Relative to Peer Companies
Non-Financial Measures
Customer Service
Employee Commitment
Regulatory & Legislative Integrity
Environmental Respect
Operational Excellence
(A) AEP used 2 financial measures in 2025.

Total Shareholder Return Amount	[6]	$ 166.24	128.52	108.77	122.17	110.69
Peer Group Total Shareholder Return Amount	[7]	166.34	140.83	114.09	122.79	120.02
Net Income (Loss)	[8]	$ 3,696,000	$ 2,975,800	$ 2,212,600	$ 2,305,600	$ 2,488,100
Company Selected Measure Amount | $ / shares	[9]	5.97	5.62	5.25	5.09	4.74
Fehrman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]		$ 13,257,022
PEO Actually Paid Compensation Amount	[3]		11,673,362
Fowke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]		11,330,019
PEO Actually Paid Compensation Amount	[3],[7]		12,771,417
Sloat [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]		2,921,283
PEO Actually Paid Compensation Amount	[3],[7]		(1,503,017)
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	$ (29,339,782)		$ (8,321,524)	$ (10,824,690)	$ (9,976,149)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	37,461,629		5,324,782	15,998,849	13,937,070
PEO | Change in Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	35,685		(210,263)	(204,063)	(461,732)
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]	0		78,683	172,510	169,089
PEO | Year End Fair Value of Equity Award Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		34,152,225		6,788,470	14,002,330	12,066,172
PEO | YOY Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,965,147		(872,237)	1,846,351	371,547
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0
PEO | YOY Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		344,257		(591,451)	150,168	1,499,351
PEO | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0
PEO | AEP Retirement Plan Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	46,247	14,385	23,676	23,999
PEO | AEP Retirement Plan Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | AEP Retirement Plan Pension Benefit Adjustments - Detailed Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	46,247	14,385	23,676	23,999
PEO | CSW Executive Retirement Plan Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	94,010	64,298	148,834	145,090
PEO | CSW Executive Retirement Plan Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | CSW Executive Retirement Plan Pension Benefit Adjustments - Detailed Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	94,010	64,298	148,834	145,090
PEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	140,257	78,683	172,510	169,089
PEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
PEO | Pension Benefit Adjustments - Detailed Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	140,257	78,683	172,510	169,089
PEO | Fehrman [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]		(9,469,144)
PEO | Fehrman [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]		7,885,484
PEO | Fehrman [Member] | Change in Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]		0
PEO | Fehrman [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[12]		0
PEO | Fehrman [Member] | Year End Fair Value of Equity Award Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,885,484
PEO | Fehrman [Member] | YOY Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fehrman [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fehrman [Member] | YOY Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fehrman [Member] | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fehrman [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fowke [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]		(8,060,780)
PEO | Fowke [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4],[10]		9,502,178
PEO | Fowke [Member] | Change in Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[11]		0
PEO | Fowke [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6],[12]		0
PEO | Fowke [Member] | Year End Fair Value of Equity Award Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fowke [Member] | YOY Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fowke [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,502,178
PEO | Fowke [Member] | YOY Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fowke [Member] | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fowke [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Sloat [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]		0
PEO | Sloat [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[4],[10]		(4,365,060)
PEO | Sloat [Member] | Change in Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[11]		(140,257)
PEO | Sloat [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6],[12]		81,017
PEO | Sloat [Member] | Year End Fair Value of Equity Award Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Sloat [Member] | YOY Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			685
PEO | Sloat [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Sloat [Member] | YOY Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			311,912
PEO | Sloat [Member] | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,677,657,000,000)
PEO | Sloat [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,229,588)	2,071,328	(1,825,263)	(1,896,237)	(1,903,587)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[13]	5,373,947	2,546,522	(1,218,452)	2,019,809	1,517,671
Non-PEO NEO | Change in Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(30,397)	134,680	(211,962)	(2,514)	(63,057)
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[14]	14,915	69,620	75,549	55,520	55,056
Non-PEO NEO | Year End Fair Value of Equity Award Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,263,807	2,164,155	1,354,725	1,916,756	1,487,311
Non-PEO NEO | YOY Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	40,313	(554,215)	222,215	48,144
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	14,510	28,346	215,087
Non-PEO NEO | YOY Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		154,416	342,054	(750,710)	36,593	222,189
Non-PEO NEO | Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(44,276)	0	(1,282,762)	(184,101)	(455,060)
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards not Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | AEP Retirement Plan Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,497	20,343	18,505	15,227	12,220
Non-PEO NEO | AEP Retirement Plan Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | AEP Retirement Plan Pension Benefit Adjustments - Detailed Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,497	20,343	18,505	15,227	12,220
Non-PEO NEO | Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,915	69,620	75,549	55,520	55,056
Non-PEO NEO | Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | Pension Benefit Adjustments - Detailed Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,915	69,620	75,549	55,520	55,056
Non-PEO NEO | AEP Supplement Benefit Plan Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,418	49,277	57,044	40,293	42,836
Non-PEO NEO | AEP Supplement Benefit Plan Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0	0
Non-PEO NEO | AEP Supplemental Benefit Plan Pension Benefit Adjustments - Detailed Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 10,418	$ 49,277	$ 57,044	$ 40,293	$ 42,836

[1]	This column reflects the total grant date fair value of equity awards reported in the “Stock Awards” column in the SCT for the applicable year for Mr. Fehrman for 2025, Mr. Fehrman, Mr. Fowke, and Ms. Sloat for 2024, Ms. Sloat for 2023 and Mr. Akins for 2022, 2021, and 2020. Neither Mr. Fehrman, Mr. Fowke, Ms. Sloat, nor Mr. Akins received any stock option awards in the years shown.
[2]	“PEO” means Principal Executive Officer, who for all 2025 was William J. Fehrman; 2024 was William J. Fehrman from August 1, 2024, through December 31, 2024; Ben Fowke from February 26, 2024, through July 31, 2024; and Julia A. Sloat from January 1, 2024, through February 25, 2024. Julia A. Sloat was AEP’s PEO for all of 2023, and Nicholas K. Akins was AEP’s PEO for all of 2022, 2021 and 2020. The dollar amounts reported in column (b) are the amounts of total compensation reported for the applicable PEO for the corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to the SCT in the proxy statement for each year for further information.
[3]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” or “CAP” for Mr. Fehrman, Mr. Fowke, Ms. Sloat, or Mr. Akins, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fehrman, Mr. Fowke, Ms. Sloat, or Mr. Akins during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Fehrman’s, Mr. Fowke’s, Ms. Sloat’s, and Mr. Akins’ Total Compensation shown in the SCT for the applicable year to calculate “CAP”:

	Reported Summary Compensation Table Total	Reported Stock Awards (A)	Equity Award Adjustments (B)	Reported Change in Pension Value (C)	Pension Benefit Adjustments (D)	Compensation Actually Paid to PEO
Year
2025	$36,608,524	$(29,339,782)	$37,461,629	$35,685	$—	$44,766,056
2024 Fehrman	$13,257,022	$(9,469,144)	$7,885,484	$—	$—	$11,673,362
2024 Fowke	$11,330,019	$(8,060,780)	$9,502,178	$—	$—	$12,771,417
2024 Sloat	$2,921,283	$—	$(4,365,060)	$(140,257)	$81,017	$(1,503,017)
2023	$10,633,745	$(8,321,524)	$5,324,782	$(210,263)	$78,683	$7,505,424
2022	$16,375,508	$(10,824,690)	$15,998,849	$(204,063)	$172,510	$21,518,114
2021	$15,051,215	$(9,976,149)	$13,937,070	$(461,732)	$169,089	$18,719,493

(A) This column reflects the total grant date fair value of equity awards reported in the “Stock Awards” column in the SCT for the applicable year for Mr. Fehrman for 2025, Mr. Fehrman, Mr. Fowke, and Ms. Sloat for 2024, Ms. Sloat for 2023 and Mr. Akins for 2022, 2021, and 2020. Neither Mr. Fehrman, Mr. Fowke, Ms. Sloat, nor Mr. Akins received any stock option awards in the years shown.
(B) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
i.The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
ii.The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
iii.For awards that are granted and vest in the same applicable year, which was the case for 2024 awards for Mr. Fowke but not for any of the AEP’s other PEOs for any year, the fair value as of the vesting date;
iv.For awards granted in prior years that had all applicable vesting conditions satisfied in the applicable year, the change in fair value as of the vesting date (from the end of the prior fiscal year);
v.For awards granted in prior years that are determined to permanently not meet the applicable vesting conditions during the applicable year, which was the case for 2024 awards for Ms. Sloat and for Mr. Akins for 2023, a deduction equal to the fair value at the end of the prior fiscal year; and
vi.The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year, of which there were none for any of AEP’s PEOs for any year.

The valuation methodology used to determine valuation assumptions and calculate fair values for the TSR portion of the Company’s performance units is consistent with those previously disclosed for the calculation of grant date values and was calculated in accordance with FASB ASC Topic 718 by an independent third party. See Note 15 to the Consolidated Financial Statements included in our Form 10-K for the applicable year for a discussion of the relevant assumptions used in calculating the grant date fair values of equity awards. Performance measures, other than TSR, in the Company’s performance shares were valued using target scores as of the grant date, the Company’s projected score for each measure for valuation dates within the performance period, and the actual score for vested awards. These scores were multiplied by the closing share price of AEP common stock on the vesting date or at year-end, as applicable, and by the number of shares or units then outstanding associated with the weight assigned to each performance measure, including shares or units due to dividend credits.

The prorated portion of performance shares that vest due to the elimination of an executive’s position and separation from AEP service as the result of a consolidation, reorganization, restructuring, or downsizing, or under circumstances that give rise to Executive Severance Plan Benefits are treated as unvested until the end of the performance period for the purpose of calculating “CAP”. The unrestricted but not yet payable shares granted to Mr. Akins in 2023 were also treated as unvested shares for that year. The amounts deducted or added in calculating the equity award adjustments are as follows:

[4]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group, excluding AEP’s PEOs, for the applicable year, in the “Total” column of the SCT in the applicable year. Refer to the SCT in the proxy statement for each year for further information. The names of each of AEP’s Non-PEO NEOs (i.e., excluding Mr. Fehrman for 2025, Mr. Fehrman, Mr. Fowke, and Ms. Sloat for 2024, Ms. Sloat for 2023, and Mr. Akins for 2020-2022) included for purposes of calculating the average amounts in each applicable year are as follows:
2025: Trevor I. Mihalik, Douglas A. Cannon, Robert B. Berntsen, Alicia R. Knapp, and Charles E. Zebula
2024: Charles E. Zebula, Greg B. Hall, David M. Feinberg, Therace M. Risch
2023: Charles E. Zebula, David M. Feinberg, Christian T. Beam, Peggy I. Simmons, Nicholas K. Akins, and Ann P. Kelly
2022: Julia A. Sloat, Ann P. Kelly, David M. Feinberg, Charles E. Zebula, Paul Chodak III, and Lisa M. Barton
2021: Julia A. Sloat, Lisa M. Barton, David M. Feinberg, Charles E. Zebula, Brian X. Tierney, and Mark C. McCullough

[5]	The dollar amounts reported in column (e) represent the average amount of “CAP” for the NEOs as a group, excluding AEP’s PEOs for the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group, excluding AEP’s PEOs for the applicable year, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group, excluding AEP’s PEOs for the applicable year, for each year to determine the “CAP”, using the same methodology described above in Note 2:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Stock Awards	Average Equity Award Adjustments (A)	Average Reported Change in Pension Value	Average Pension Benefit Adjustments (B)	Average Compensation Actually Paid “CAP” to Non-PEO NEOs
Year
2025	$6,111,886	$(4,229,588)	$5,373,947	$(30,397)	$14,915	$7,240,764
2024	$3,481,271	$2,071,328	$2,546,522	$134,680	$69,620	$3,891,405
2023	$3,234,865	$(1,825,263)	$(1,218,452)	$(211,962)	$75,549	$54,738
2022	$3,069,010	$(1,896,237)	$2,019,809	$(2,514)	$55,520	$3,245,587
2021	$3,372,510	$(1,903,587)	$1,517,671	$(63,057)	$55,056	$2,978,593

(A) The amounts deducted or added in calculating the total average equity award adjustments for non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Award	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$5,263,807	$—	$—	$154,416	$(44,276)	$—	$5,373,947
2024	$2,164,155	$40,313	$—	$342,054	$—	$—	$2,546,522
2023	$1,354,725	$(554,215)	$14,510	$(750,710)	$(1,282,762)	$—	$(1,218,452)
2022	$1,916,756	$222,215	$28,346	$36,593	$(184,101)	$—	$2,019,809
2021	$1,487,311	$48,144	$215,087	$222,189	$(455,060)	$—	$1,517,671

(B) The amounts deducted or added in calculating the total pension benefit adjustments for non-PEO NEOs are as follows:

Year / Plan	Average Service Cost	Average Prior Service Cost	Average Total Pension Benefit Adjustments
2025
AEP Retirement Plan	$4,497	$—	$4,497
AEP Supplement Benefit Plan	$10,418	$—	$10,418
2025 Total	$14,915	$—	$14,915
2024
AEP Retirement Plan	$20,343	$—	$20,343
AEP Supplement Benefit Plan	$49,277	$—	$49,277
2024 Total	$69,620	$—	$69,620
2023
AEP Retirement Plan	$18,505	$—	$18,505
AEP Supplement Benefit Plan	$57,044	$—	$57,044
2023 Total	$75,549	$—	$75,549
2022
AEP Retirement Plan	$15,227	$—	$15,227
AEP Supplement Benefit Plan	$40,293	$—	$40,293
2022 Total	$55,520	$—	$55,520
2021
AEP Retirement Plan	$12,220	$—	$12,220
AEP Supplement Benefit Plan	$42,836	$—	$42,836
2021 Total	$55,056	$—	$55,056

[6]	Total shareholder return (TSR) reflects the value at the end of the year shown of $100 invested in the Company’s common stock at the closing market price on the last trading day immediately prior to the first year shown. This provides a cumulative TSR value that incorporates both the appreciation or depreciation of the Company’s stock price and the value of dividends, which are assumed to have been reinvested in additional AEP shares. TSR for this purpose was calculated and provided by Bloomberg L.P. as of December 31, 2025. Past performance is not a guarantee of future results.
[7]	Represents the market-capitalization weighted average TSR of the S&P Electric Utilities (SP833) that was also used for the stock performance graph required by Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2025. This is an index of peer companies provided by S&P Dow Jones Indices LLC for which the TSR was calculated and provided by Bloomberg L.P. as of December 31, 2025.
[8]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[9]	Operating earnings per share is a non-GAAP financial measure. Exhibit A to the proxy statement for the corresponding year contains a full reconciliation of GAAP earnings per share to non-GAAP operating earnings per share for that year. For purposes of Item 402(v) of Regulation S-K, the Company has determined that operating earnings per share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link “CAP” of the Company’s NEOs to Company performance for the most recent four fiscal years.
[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
i.The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
ii.The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
iii.For awards that are granted and vest in the same applicable year, which was the case for 2024 awards for Mr. Fowke but not for any of the AEP’s other PEOs for any year, the fair value as of the vesting date;
iv.For awards granted in prior years that had all applicable vesting conditions satisfied in the applicable year, the change in fair value as of the vesting date (from the end of the prior fiscal year);
v.For awards granted in prior years that are determined to permanently not meet the applicable vesting conditions during the applicable year, which was the case for 2024 awards for Ms. Sloat and for Mr. Akins for 2023, a deduction equal to the fair value at the end of the prior fiscal year; and
vi.The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year, of which there were none for any of AEP’s PEOs for any year.

[11]	The amounts included in this column are the Change in Pension Value amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT for the applicable year. Neither Mr. Fehrman nor Mr. Fowke was eligible to participate in AEP’s pension plan during 2024. None of AEP’s PEOs received preferential or above-market earnings on deferred compensation for any of the years shown.
[12]	The total pension benefit adjustment for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered by AEP’s PEOs during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), of which there were none. In each case, the adjustments are calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year / Plan	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2025
AEP Retirement Plan	$—	$—	$—
AEP Supplemental Benefit Plan	$—	$—	$—
2025 Total	$—	$—	$—
2024
2024 - Fehrman	$—	$—	$—
2024 - Fowke	$—	$—	$—
2024 - Sloat	$—	$—	$—
AEP Retirement Plan	$46,247	$—	$46,247
AEP Supplemental Benefit Plan	$94,010	$—	$94,010
2024 Total	$140,257	$—	$140,257
2023
AEP Retirement Plan	$14,385	$—	$14,385
AEP Supplemental Benefit Plan	$64,298	$—	$64,298
2023 Total	$78,683	$—	$78,683
2022
AEP Retirement Plan	$23,676	$—	$23,676
CSW Executive Retirement Plan	$148,834	$—	$148,834
2022 Total	$172,510	$—	$172,510
2021
AEP Retirement Plan	$23,999	$—	$23,999
CSW Executive Retirement Plan	$145,090	$—	$145,090
2021 Total	$169,089	$—	$169,089

[13]	The amounts deducted or added in calculating the total average equity award adjustments for non-PEO NEOs are as follows:

Year	Average Year End Fair Value of Equity Award	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$5,263,807	$—	$—	$154,416	$(44,276)	$—	$5,373,947
2024	$2,164,155	$40,313	$—	$342,054	$—	$—	$2,546,522
2023	$1,354,725	$(554,215)	$14,510	$(750,710)	$(1,282,762)	$—	$(1,218,452)
2022	$1,916,756	$222,215	$28,346	$36,593	$(184,101)	$—	$2,019,809
2021	$1,487,311	$48,144	$215,087	$222,189	$(455,060)	$—	$1,517,671

[14]	The amounts deducted or added in calculating the total pension benefit adjustments for non-PEO NEOs are as follows:

Year / Plan	Average Service Cost	Average Prior Service Cost	Average Total Pension Benefit Adjustments
2025
AEP Retirement Plan	$4,497	$—	$4,497
AEP Supplement Benefit Plan	$10,418	$—	$10,418
2025 Total	$14,915	$—	$14,915
2024
AEP Retirement Plan	$20,343	$—	$20,343
AEP Supplement Benefit Plan	$49,277	$—	$49,277
2024 Total	$69,620	$—	$69,620
2023
AEP Retirement Plan	$18,505	$—	$18,505
AEP Supplement Benefit Plan	$57,044	$—	$57,044
2023 Total	$75,549	$—	$75,549
2022
AEP Retirement Plan	$15,227	$—	$15,227
AEP Supplement Benefit Plan	$40,293	$—	$40,293
2022 Total	$55,520	$—	$55,520
2021
AEP Retirement Plan	$12,220	$—	$12,220
AEP Supplement Benefit Plan	$42,836	$—	$42,836
2021 Total	$55,056	$—	$55,056